Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total yearly expenses of employee benefit plan
Defined contribution plan, annual cost recognized	$ 6.5	$ 5.8	$ 5.5